Regulatory Capital	12 Months Ended
Dec. 31, 2011
Mortgage Banking [Abstract]
Regulatory Capital Requirements for Mortgage Companies Disclosure [Text Block]

NOTE 11 - Regulatory Capital

The Bancorp and Bank are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet various capital requirements can initiate regulatory action. Prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At December 31, 2011 and 2010, the most recent regulatory notifications categorized the Bancorp and Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bancorp’s or the Bank’s category.

At year-end, capital levels for the Bancorp and the Bank were essentially the same. Actual capital levels (in millions), minimum required levels and levels needed to be classified as well capitalized for the Bancorp are summarized below:

					Minimum
					Required To Be
					Well Capitalized
			Minimum Required		Under Prompt
			For Capital		Corrective
	Actual		Adequacy Purposes		Action Regulations
(Dollars in millions)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital to
risk-weighted assets	$64.9	14.3%	$36.2	8.0%	$45.2	10.0%
Tier 1 capital to
risk-weighted assets	$59.2	13.1%	$18.1	4.0%	$27.1	6.0%
Tier 1 capital to
adjusted average assets	$59.2	9.2%	$19.4	3.0%	$32.3	5.0%

2010
Total capital to
risk-weighted assets	$61.5	12.9%	$38.0	8.0%	$47.6	10.0%
Tier 1 capital to
risk-weighted assets	$55.5	11.7%	$19.0	4.0%	$28.5	6.0%
Tier 1 capital to
adjusted average assets	$55.5	8.5%	$19.5	3.0%	$32.6	5.0%

The Bancorp’s ability to pay dividends to its shareholders is entirely dependent upon the Bank’s ability to pay dividends to the Bancorp. Under Indiana law, the Bank may pay dividends from its undivided profits (generally, earnings less losses, bad debts, taxes and other operating expenses) to the extent considered expedient by the Bank’s Board of Directors. However, the Bank must obtain the approval of the Indiana Department of Financial Institutions (DFI) for the payment of a dividend if the total of all dividends declared by the Bank during the current year, including the proposed dividend, would exceed the sum of retained net income for the year to date plus its retained net income for the previous two years. For this purpose, “retained net income,” means net income as calculated for call report purposes, less all dividends declared for the applicable period. The aggregate amount of dividends that may be declared by the Bank in 2012, with prior DFI approval, is $7.7 million plus current 2012 net profits. Moreover, the FDIC and the Federal Reserve Board may prohibit the payment of dividends if it determines that the payment of dividends would constitute an unsafe or unsound practice in light of the financial condition and capital needs of the Bank.

During the third quarter of 2010, the FDIC notified the Bancorp’s management that dividend payments from the Bank to the Bancorp would require prior approval from the FDIC. The FDIC’s requirement to approve future dividend payments from the Bank to the Bancorp was a result of the Bank’s elevated level of substandard assets. Moreover, on October 29, 2010, pursuant to a FDIC Resolution adopted by the Bank’s Board of Directors at the direction of the DFI and the FDIC, the Bank was required to obtain the consent of the DFI and the FDIC prior to any declaration of dividends. On January 28, 2011, in accordance with prior direction from the Federal Reserve Bank of Chicago (Reserve Bank), the Bancorp’s Board of Directors also adopted a resolution providing that the prior written consent of the Reserve Bank is required for the declaration of dividends by the Bancorp. During December 2011, the Reserve Bank approved the fourth quarter 2011 dividend payment. The current dividend policy is reflective of the Bancorp Board’s commitment that the shareholders’ long term interests are best served through the preservation of capital in the current stressed economic environment.

On September 28, 2011, the DFI and FDIC issued a joint examination report with respect to their safety and soundness examination which commenced during August 2011. The joint examination report concluded that the Bank’s Board of Directors and management had satisfactorily complied with the requirements of the FDIC Resolution and advised that the FDIC Resolution was no longer considered to be in effect for regulatory purposes. Pursuant to the findings of the joint examination report, the Bank’s Board of Directors rescinded the FDIC Resolution on September 30, 2011. Beginning with the fourth quarter of 2011, dividend payments from the Bank to the Bancorp do not require prior approval from the DFI and FDIC. On December 7, 2011, the Bancorp announced that the Board of Directors of the Bancorp declared a fourth quarter dividend of $0.15 per share. The Bancorp’s fourth quarter dividend was paid to shareholders on January 6, 2012.